Capital structure and financing (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Disclosure of share capital, share premium
Share capital, share premium

	2025	2024
Authorized and registered share capital (number of shares)	200,000,000	200,000,000
Subscribed and fully paid up share capital (number of shares)	169,000,000	172,096,305
Par value per share	1.50	1.50
Share capital (US$ millions)	253	258
Share premium (US$ millions)	1,036	1,064
Total (US$ millions)	1,290	1,322
Following the Extraordinary General Meeting of shareholders dated 21 May, 2025, Millicom cancelled 3,096,305 treasury shares .
Disclosure of other equity reserves
Other equity reserves

	Legal reserve	Equity settled transaction reserve	Hedge reserve	Currency translation reserve	Pension obligation reserve	Total
	(US$ millions)
As of January 1, 2023	16	51	5	(626)	(4)	(559)
Share based compensation	—	50	—	—	—	50
Issuance of shares with respect to LTIPs	—	(40)	—	—	—	(40)
Remeasurements of post-employment benefit obligations	—	—	—	—	(2)	(2)
Transfer to legal reserves	2	—	—	—	0	2
Cash flow hedge reserve movement	—	—	(7)	—	—	(7)
Currency translation movement	—	—	—	56	—	56
As of December 31, 2023	18	61	(2)	(571)	(6)	(500)
Share based compensation	—	49	—	—	—	49
Share based cancellation	—	(35)	—	—	0	(35)
Issuance of shares with respect to LTIPs	—	(50)	—	—	—	(50)
Remeasurements of post-employment benefit obligations	—	—	—	—	1	1
Transfer to legal reserves	8	—	—	—	—	8
Cash flow hedge reserve movement	—	—	(2)	—	—	(2)
Currency translation movement	—	—	—	(2)	—	(2)
As of December 31, 2024	26	24	(4)	(573)	(5)	(531)
Share based compensation	—	14	—	—	—	14
Issuance of shares with respect to LTIPs	—	(29)	—	—	—	(29)
Cash flow hedge reserve movement	—	—	3	—	—	3
Currency translation movement	—	—	—	(145)	—	(145)
As of December 31, 2025	26	9	(1)	(718)	(5)	(689)

Disclosure of detailed information about borrowings
Debt and financing by type (See also note D.1.1. for further details on maturity)

	Note	2025	2024
		(US$ millions)
Debt and financing due after more than one year
Bonds	C.3.1.	4,414	4,418
Bank and Development Financial Institution	C.3.2.	2,284	1,253
Total non-current financing		6,698	5,671
Less: portion payable within one year		(142)	(138)
Total non-current financing due after more than one year		6,556	5,533
Debt and financing due within one year
Bonds	C.3.1.	137	43
Bank and Development Financial Institution	C.3.2.	51	68
Other financing (i)		—	33
Total current debt and financing		188	144
Add: portion of non-current debt payable within one year		142	138
Total		329	282
Total debt and financing		6,886	5,815
(i) In June 2025, Millicom repaid the COP144,054.5 million bilateral facility with IIC (Inter-American Development Bank).

Debt and financing by location

	2025	2024
	(US$ millions)
Millicom International Cellular S.A. (Luxembourg)	2,416	2,401
Guatemala	1,602	1,233
Colombia	620	554
Paraguay	705	524
Bolivia	128	153
Panama	734	734
Costa Rica	148	146
El Salvador	248	71
Nicaragua	—	—
Uruguay	201	n/a
Ecuador	83	n/a
Total debt and financing	6,886	5,815
Bond financing

	Note	Country	Maturity	Interest Rate %	2025	2024
					(US$ millions)
SEK Variable Rate Notes	1	Luxembourg	2027	STIBOR (i) +3.000%	244	202
USD 7.375% Senior Notes	2	Luxembourg	2032	7.375%	446	445
USD 4.500% Senior Notes	3	Luxembourg	2031	4.500%	755	752
USD 6.250% Senior Notes	4	Luxembourg	2029	6.250%	614	613
USD5.125% Senior Notes	5	Luxembourg	2028	5.125%	359	358
USD 5.875% Senior Notes	6	Paraguay	2027	5.875%	140	291
PYG 9.250% Notes	6	Paraguay	2026	9.250%	8	6
PYG 10.000% Notes	6	Paraguay	2029	10.000%	10	8
PYG 9.250% Notes	6	Paraguay	2026	9.250%	2	1
PYG 10.000% Notes	6	Paraguay	2029	10.000%	4	3
PYG 9.250% Notes	6	Paraguay	2027	9.250%	2	2
PYG 10.000% Notes	6	Paraguay	2030	10.000%	3	3
PYG 6.000% Notes	6	Paraguay	2026	6.000%	15	13
PYG 6.700% Notes	6	Paraguay	2028	6.700%	22	18
PYG 7.500% Notes	6	Paraguay	2031	7.500%	24	20
PYG 7.800% Notes	6	Paraguay	2027	7.800%	16	13
PYG 8.170% Notes	6	Paraguay	2032	8.170%	56	47
PYG 8.100% Notes	6	Paraguay	2029	8.100%	15	—
PYG 8.900% Notes	6	Paraguay	2031	8.900%	2	—
PYG 10.000% Notes	6	Paraguay	2028	10.000%	6	—
PYG 10.000% Notes	6	Paraguay	2028	10.000%	2	—
PYG 10.850% Notes	6	Paraguay	2030	10.850%	33	—
PYG 10.850% Notes	6	Paraguay	2030	10.850%	5	—
PYG 11.500% Notes	6	Paraguay	2036	11.500%	51	—
PYG 12.000% Notes	6	Paraguay	2032	12.000%	77	—
BOB 5.800% Notes	7	Bolivia	2026	5.800%	11	25
BOB 4.300% Notes	7	Bolivia	2029	4.300%	6	10
BOB 5.300% Notes	7	Bolivia	2026	5.300%	1	4
BOB 5.000% Notes	7	Bolivia	2026	5.000%	17	36
BOB 6.000% Notes	7	Bolivia	2028	6.000%	27	54
UNE Bond 3 (tranche B)	8	Colombia	2026	CPI (ii) +4.150%	67	58
UNE Bond 3 (tranche C)	8	Colombia	2036	CPI (ii) +4.890%	34	29
UNE Bond 6.600%	8	Colombia	2030	6.600%	40	34
UNE Bond 4 (tranche A)	8	Colombia	2028	5.560%	31	26
UNE Bond 4 (tranche B)	8	Colombia	2031	CPI (ii) +2.610%	75	64
UNE Bond 4 (tranche C)	8	Colombia	2036	CPI (ii) +3.180%	23	19
UNE Bond 7 (tranche B)	8	Colombia	2026	CPI (ii) +8.100%	3	2
UNE Bond 7 (tranche C)	8	Colombia	2027	CPI (ii) +8.250%	4	3
UNE Bond 8 (tranche A)	8	Colombia	2027	17.000%	15	13
USD 4.500% Senior Notes	9	Panama	2030	4.500%	550	549
USD 5.125% Senior Notes	10	Guatemala	2032	5.125%	738	737
Total bond financing					4,550	4,461
(i)    STIBOR – Swedish Interbank Offered Rate.
(ii)    CPI - Colombian Consumer Price Index

	Note	Country	Maturity range	Interest rate	2025	2024
					(US$ millions)
Fixed rate loans
PYG Long-term loans	1	Paraguay	2026-2028	Fixed	212	98
USD - Long-term loans	2	Panama	2026	Fixed	75	185
BOB Long-term loans	3	Bolivia	2026-2028	Fixed	65	23
GTQ Long-term loans	8	Guatemala	2027-2028	Fixed	396	444
Variable rate loans
USD Long-term loans	4	Costa Rica	2026	Variable	—	32
CRC Long-term loans	4	Costa Rica	2029	Variable	148	113
COP Long-term loans	5	Colombia	2028-2031	Variable	329	306
USD Long-term loans	2	Panama	2031	Variable	109	—
GTQ Long-term loans	8	Guatemala	2030-2033	Variable	469	52
USD Credit Facility / Senior Unsecured Term Loan Facility	6	El Salvador	2030	Variable	248	71
USD Revolving Credit Facility (i)	7	Luxembourg	2027	Variable	(1)	(3)
USD Long-term loans	9	Ecuador	2029-2031	Variable	83	—
UYU Long-term loans	10	Uruguay	2027-2030	Variable	201	—
Total Bank and Development Financial Institution financing					2,335	1,321
(i) Relates to the amortized costs of the undrawn RCF that the Company entered into in October 2020 - see point 7 below.
Disclosure of interest and other financial expenses
The Group’s interest and other financial expenses comprised the following:

	2025	2024	2023
	(US$ millions)
Interest expense on bonds and bank financing	(407)	(449)	(477)
Interest expense on leases	(182)	(122)	(117)
Early redemption charges	—	—	(1)
Others	(112)	(146)	(117)
Total interest and other financial expenses	(702)	(716)	(712)

Disclosure of contingent liabilities
Maturity of guarantees

	Bank and financing guarantees (i)		Supplier guarantees
Terms	As at December 31, 2025	As at December 31, 2024	As at December 31, 2025	As at December 31, 2024
	Outstanding and Maximum exposure		Outstanding and Maximum exposure
0-1 year	25	12	12	—
1-3 years	271	220	—	—
3-5 years	333	—	—	—
Total	629	232	12	—
(i) If non-payment by the obligor, the guarantee ensures payment of outstanding amounts by the Group's guarantor.
Disclosure of leases
At December 31, 2025, lease liabilities are presented in the statement of financial position as follows:

	December 31, 2025	December 31, 2024
	(US$ millions)
Current	293	156
Non-Current	2,293	798
Total Lease liabilities	2,587	954

Schedule of cash and cash equivalents

	2025	2024
	(US$ millions)
Cash and cash equivalents in USD	1,370	550
Cash and cash equivalents in other currencies	182	149
Total cash and cash equivalents	1,552	699

Schedule of restricted cash

	2025	2024
	(US$ millions)
Mobile Financial Services	37	47
Others	13	10
Restricted cash	50	57

Disclosure of net debt
Net debt
'Net debt' is debt and financial liabilities, including derivative instruments (assets and liabilities), less cash and pledged and time deposits.

	2025	2024
	(US$ millions)
Gross debt	6,886	5,815
Add (less) derivatives & vendor financing related to debt (note D.1.2.)	23	59
Less:
Cash and cash equivalents	(1,552)	(699)
Pledged deposits	—	—
Net debt	5,357	5,174

Net financing obligations
'Net financing obligations' is Net debt plus lease liabilities.

	Assets		Liabilities from financing and other activities
	Cash and cash equivalents	Other	Bond and bank debt and financing	Derivatives	Lease liabilities	Total
Net financial obligations as at January 1, 2024	775	6	6,678	58	1,043	6,999
Cash flows	(68)	(5)	(745)	9	(204)	(867)
Recognition / Remeasurement	—	—	—	—	269	269
Interest accretion	—	—	(6)	—	—	(6)
Foreign exchange movements	(8)	—	(109)	(13)	(51)	(166)
Transfers to/from assets held for sale	—	—	—	—	(102)	(102)
Other non-cash movements	—	—	(4)	5	—	1
Net financial obligations as at December 31, 2024	699	—	5,815	59	954	6,128
Cash flows	738	—	599	(3)	(214)	(355)
Change in scope (see note A.1.2.)	136	—	285	—	313	461
Recognition / Remeasurement (see note A.1.3.)	—	—	—	—	1,363	1,363
Interest accretion	—	—	11	—	—	11
Foreign exchange movements	(14)	—	180	(33)	90	251
Transfer to/from held for sale (see note E.4 and A.1.3)	(8)	—	—	—	82	90
Other non-cash movements	—	—	(5)	—	—	(5)
Net financial obligations as at December 31, 2025	1,552	—	6,886	23	2,587	7,944

Disclosure of fair value measurement of assets
Fair values of financial instruments at December 31,

		Carrying value		Fair value
	Note	2025	2024	2025	2024
		(US$ millions)
Financial assets
Other non-current assets (iii)		123	84	123	84
Trade receivables, net		527	390	527	390
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	22	15	22	15
Other current assets (iv)		196	166	196	166
Restricted cash	C.5.2.	50	57	50	57
Cash and cash equivalents	C.5.1.	1,552	699	1,552	699
Total financial assets		2,469	1,410	2,469	1,410
Current		2,347	1,327	2,347	1,327
Non-current		123	84	123	84
Financial liabilities
Debt and financing (i)	C.3.	6,886	5,815	6,672	5,478
Other trade payables		491	300	491	300
Payables and accruals for capital expenditure		440	305	440	305
Derivative financial instruments		23	59	23	59
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	197	138	197	138
Accrued interest and other expenses		538	421	538	421
Dividend Payable	C.2	424	172	424	172
Other liabilities (ii)	A.1.3., G.5.	1,036	396	1,036	396
Total financial liabilities		10,036	7,606	9,822	7,269
Current		2,558	1,732	2,558	1,732
Non-current		7,478	5,875	7,264	5,538
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or level 2.
(ii) Increase mainly due to spectrum payable from the UT. ( see note A.1.3.).
(iii) Includes mainly tax authorities receivables judicial deposits and non-current receivable for the sale of property plant and equipment from Colombia Costa Rica and Panama.
(iv) Includes mainly tax credits (including VAT), advances to suppliers and employees, and other current receivables related to operating activities and capital expenditure projects.

Disclosure of fair value measurement of liabilities
Fair values of financial instruments at December 31,

		Carrying value		Fair value
	Note	2025	2024	2025	2024
		(US$ millions)
Financial assets
Other non-current assets (iii)		123	84	123	84
Trade receivables, net		527	390	527	390
Amounts due from non-controlling interests, associates and joint venture partners	G.5.	22	15	22	15
Other current assets (iv)		196	166	196	166
Restricted cash	C.5.2.	50	57	50	57
Cash and cash equivalents	C.5.1.	1,552	699	1,552	699
Total financial assets		2,469	1,410	2,469	1,410
Current		2,347	1,327	2,347	1,327
Non-current		123	84	123	84
Financial liabilities
Debt and financing (i)	C.3.	6,886	5,815	6,672	5,478
Other trade payables		491	300	491	300
Payables and accruals for capital expenditure		440	305	440	305
Derivative financial instruments		23	59	23	59
Amounts due to non-controlling interests, associates and joint venture partners	G.5.	197	138	197	138
Accrued interest and other expenses		538	421	538	421
Dividend Payable	C.2	424	172	424	172
Other liabilities (ii)	A.1.3., G.5.	1,036	396	1,036	396
Total financial liabilities		10,036	7,606	9,822	7,269
Current		2,558	1,732	2,558	1,732
Non-current		7,478	5,875	7,264	5,538
(i)    Fair values are measured with reference to Level 1 (for listed bonds) or level 2.
(ii) Increase mainly due to spectrum payable from the UT. ( see note A.1.3.).
(iii) Includes mainly tax authorities receivables judicial deposits and non-current receivable for the sale of property plant and equipment from Colombia Costa Rica and Panama.
(iv) Includes mainly tax credits (including VAT), advances to suppliers and employees, and other current receivables related to operating activities and capital expenditure projects.